Share-Based Payments (Details) - USD ($)						3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 20, 2024	Feb. 20, 2024	Dec. 23, 2023	Dec. 16, 2023	Mar. 24, 2017	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 08, 2025	Dec. 18, 2024	Dec. 19, 2023
Share-Based Payments [Line Items]
Percentage of common stock issued and outstanding					20.00%			20.00%		20.00%
Stock options (in Shares)												300,000	60,000	35,000
Stock options granted								138,150		28,700	29,020
Share-based payment expense						$ 38,771	$ 40,454	$ 84,240	$ 92,577	$ 119,307	$ 137,714
Weighted-average vesting period								1 year 4 months 24 days		1 year 2 months 19 days
General and administrative expenses [Member]
Share-Based Payments [Line Items]
Share-based payment expense						22,287	23,854	$ 51,706	55,393	$ 71,280	80,513
Research and Development Expense [Member]
Share-Based Payments [Line Items]
Share-based payment expense						15,983	15,956	31,447	36,172	46,637	56,408
Cost of Goods Sold [Member]
Share-Based Payments [Line Items]
Share-based payment expense						$ 501	$ 644	$ 1,087	$ 1,012	$ 1,391	$ 793
Stock Option [Member]
Share-Based Payments [Line Items]
Stock options (in Shares)						216,590		216,590		41,278	8,966
Stock options granted	28,700
Exercise price option	$ 4.14	$ 7.4	$ 7.4
Exercise option term	5 years	5 years	5 years
Option issued		2,500	25,111
Unvested Options [Member]
Share-Based Payments [Line Items]
Unrecognized compensation cost						$ 109,344		$ 109,344		$ 72,549
Board of Directors Chairman [Member]
Share-Based Payments [Line Items]
Exercise price option			$ 7.4	$ 26.4
Exercise option term			5 years	5 years
Option issued			1,420	168